Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 172,052	$ 706,224	$ 3,794,734
Accounts receivable, Net	244,353	239,423	337,440
Inventory	256,257	404,970	106,403
Prepaid expenses and other current assets	274,081	128,547	236,665
Total Current Assets	946,743	1,479,164	4,475,242
Property and equipment, net	201,939	212,545	102,939
Intangible assets	231,284	230,084	2,432,841
Goodwill	46,460	46,460	1,374,835
Deposits and other assets	1,052,954	797,231	718,951
Minority investment in businesses			50,000
Operating lease right of use asset	1,995,956	2,054,265	18,451
Total Assets	4,475,336	4,819,749	9,173,259
Current Liabilities
Accounts payable and accrued liabilities	11,109,340	7,565,720	3,730,540
Convertible Notes, net of debt discount and issuance costs	4,497,023	5,369,599	159,193
Current portion of operating lease payable	287,542	326,908	18,451
Note payable, net of debt discount and issuance costs	1,570,601	1,645,680	1,278,672
Derivative Liability	58,970
Deferred revenue	253,348	299,409	234,159
Total Current Liabilities	17,776,824	15,207,316	5,421,015
Non-current Liabilities:
Note payable	32,020	38,014	63,992
Operating lease payable	2,018,789	2,077,618
Total Non-current Liabilities	2,050,809	2,115,632	63,992
Total Liabilities	19,827,633	17,322,948	5,485,007
Commitments and contingencies (Note 10)
Stockholders’ Deficit
Preferred stock, $0.001 par value, 20,000,000 shares authorized Series E Preferred stock, $0.001 par value, 8,000 shares authorized, 450 and 450 shares outstanding as of March 31, 2023 and December 31, 2022, respectively
Common stock par value $0.001: 1,500,000,000 shares authorized; 86,533,654 issued and 86,440,281 outstanding as of March 31, 2023, and 39,062,386 issued and 38,969,013 outstanding as of December 31, 2022	86,534	39,062	16,691
Additional paid in capital	152,688,839	134,570,600	111,563,618
Less: Treasury stock, 93,373 and 93,373 shares, as of March 31, 2023 and December 31, 2022, respectively	(78,456)	(78,456)	(62,406)
Accumulated deficit	(168,385,954)	(146,142,373)	(109,632,574)
Accumulated other comprehensive income (loss)	(10,212)	(140,183)	(78,272)
Total Creatd, Inc. Stockholders’ Deficit	(15,699,249)	(11,751,350)	1,807,057
Non-controlling interest in consolidated subsidiaries	346,952	(751,849)	1,881,195
Total Stockholders' Deficit	(15,352,297)	(12,503,199)	3,688,252
Total Liabilities and Stockholders’ Deficit	4,475,336	4,819,749	9,173,259
Series E Preferred Stock
Stockholders’ Deficit
Preferred stock, $0.001 par value, 20,000,000 shares authorized Series E Preferred stock, $0.001 par value, 8,000 shares authorized, 450 and 450 shares outstanding as of March 31, 2023 and December 31, 2022, respectively